Summary of Change in Balance Sheet Position of Product-Related Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Liability Contingency [Line Items]
Reserve at beginning of the year	$ 36.4	$ 29.9	$ 33.0
Change in reserve	37.9	21.3	19.3
Cash payments	(20.9)	(15.2)	(22.7)
Translation difference	(2.1)	0.4	0.3
Reserve at end of the year	$ 51.3	$ 36.4	$ 29.9